VARIABLE INTEREST ENTITIES ("VIE") (Tables)	12 Months Ended
Dec. 31, 2016
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	204.0	173.8	October 2019	142.7	October 2024
Golar Kelvin	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Snow	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Ice	February 2015	204.0	173.8	February 2020	142.7	February 2025
Golar Tundra	November 2015	254.6	194.1	November 2018	101.8	November 2025
Golar Seal	March 2016	203.0	132.8	March 2021	87.4	March 2026

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2016, are shown below:

(in $ thousands)	2017	2018	2019	2020	2021	2022+
Golar Glacier	17,100	17,100	17,100	17,147	17,100	47,084
Golar Kelvin	17,100	17,100	17,100	17,147	17,100	49,895
Golar Snow	17,100	17,100	17,100	17,147	17,100	49,895
Golar Ice	17,100	17,100	17,100	17,147	17,100	52,800
Golar Tundra (1)(2)	20,910	20,446	19,934	19,466	18,953	68,097
Golar Seal	15,151	15,151	15,193	15,151	15,151	60,646

(1) As a result of the sale of the Golar Tundra to Golar Partners in May 2016 (see "Tundra Corp VIE" below), the payment obligations under the bareboat charter with the Golar Tundra lessor VIE are borne by Golar Partners. However, by virtue of the put option contained within the sale and purchase arrangements, we will continue to consolidate the Golar Tundra related entities until the charter with WAGL commences.
(2) This includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin.

Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the ICBCL, CMBL and CCBFL lessor VIEs that most significantly impact our consolidated balance sheet as of December 31, 2016 and 2015, are as follows:

(in $ thousands)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	2016	2015
Assets							Total	Total
Restricted cash and short-term deposits (see note 20)	10,912	35,369	12,230	10	—	11,332	69,853	35,450
Restricted cash - held-for-sale current assets (1) (see note 19)	—	—	—	—	168	—	168	3,618
	10,912	35,369	12,230	10	168	11,332	70,021	39,068

Liabilities
Debt:
Short-term interest bearing debt (see note 25)	31,648	182,540	22,384	152,056	—	—	388,628	408,978
Long-term interest bearing debt - current portion (see note 25)	7,650	—	8,000	—	—	5,882	21,532	15,650
Long-term interest bearing debt - non-current portion (see note 25)	129,068	—	138,933	—	—	151,238	419,239	285,700
Short-term interest bearing debt - held-for-sale (1) (see note 19)	—	—	—	—	205,145	—	205,145	201,725
	168,366	182,540	169,317	152,056	205,145	157,120	1,034,544	912,053

(1) The assets and liabilities relating to the Golar Tundra lessor VIE have been reclassified as “held-for-sale” in connection with the sale of our interests in the companies that own and operate the vessel to Golar Partners (see note 19).